GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.9%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------

HONG KONG -- 69.7%

SECURITY                                  SHARES       VALUE
Auto manufacturer -- 0.9%
-------------------------------------------------------------------
Brilliance China Automotive Holdings,
Ltd.                                       4,084,000   $  1,151,912
One of China's largest mini-bus
manufacturers.
-------------------------------------------------------------------
                                                       $  1,151,912
-------------------------------------------------------------------
Building - Heavy Construction -- 0.5%
-------------------------------------------------------------------
New World Infrastructure                     735,400   $    617,555
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information infrastructure
projects.
-------------------------------------------------------------------
                                                       $    617,555
-------------------------------------------------------------------
Distribution / Wholesale -- 6.8%
-------------------------------------------------------------------
Li & Fung Ltd.                             4,600,000   $  8,374,466
One of the largest global intermediators
between garment suppliers and retailers.
-------------------------------------------------------------------
                                                       $  8,374,466
-------------------------------------------------------------------
Diversified Operations -- 2.3%
-------------------------------------------------------------------
China Resources Enterprises Ltd.             936,000   $  1,518,019
Property investment and development.
Citic Pacific, Ltd.                          358,000      1,285,145
Diversified company engaged in
infrastructure, trading, and
distribution, property and industrial
manufacturing.
-------------------------------------------------------------------
                                                       $  2,803,164
-------------------------------------------------------------------
Diversified Trading -- 11.2%
-------------------------------------------------------------------
Hutchison Whampoa                          1,160,000   $ 13,756,587
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
-------------------------------------------------------------------
                                                       $ 13,756,587
-------------------------------------------------------------------
Electric-Generation -- 1.0%
-------------------------------------------------------------------
Huaneng Power International, Inc.          2,500,000   $  1,274,055
Largest independant power generation
company in China.
-------------------------------------------------------------------
                                                       $  1,274,055
-------------------------------------------------------------------

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.8%
-------------------------------------------------------------------
Johnson Electric Holdings, Ltd.              416,000   $    696,009
One of the largest micro-motor producers
in the world.
Varitronix International Ltd.              1,520,000      1,549,251
Designs, manufactures and sells liquid
crystal displays and related products.
-------------------------------------------------------------------
                                                       $  2,245,260
-------------------------------------------------------------------
Finance - Other Services -- 1.1%
-------------------------------------------------------------------
Hong Kong Exchange and Clearing              658,000   $  1,387,723
Engaged in the stock exchange, futures
exchange, and securities clearing
services in Hong Kong.
-------------------------------------------------------------------
                                                       $  1,387,723
-------------------------------------------------------------------
Financial -- 13.9%
-------------------------------------------------------------------
China Everbright, Ltd.                     1,902,000   $  2,219,028
Involved in banking, insurance, and
securities operations in China.
HSBC Holdings PLC                          1,100,700     14,817,305
One of the largest banking and financial
services organizations in the world.
-------------------------------------------------------------------
                                                       $ 17,036,333
-------------------------------------------------------------------
Industrial / Manufacturing -- 0.0%
-------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                        1,800,000   $          0
Diversified company with interests in
property and investment, public
transportation, trading and
hotel operations.
-------------------------------------------------------------------
                                                       $         (0)
-------------------------------------------------------------------
Metal Processors & Fabricator -- 0.8%
-------------------------------------------------------------------
Angang New Steel Co., Ltd.(1)              9,504,000   $  1,035,706
Specializes in cold-rolled sheets, wire
rods, and thick plates.
-------------------------------------------------------------------
                                                       $  1,035,706
-------------------------------------------------------------------
Oil Companies - Integrated -- 1.9%
-------------------------------------------------------------------
PetroChina Co. Ltd.                       12,388,000   $  2,302,927
An integrated oil and gas company with
operations in China.
-------------------------------------------------------------------
                                                       $  2,302,927
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Real Estate Operating / Development -- 14.4%
-------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                   830,000   $ 10,055,898
Property development and construction.
Kerry Properties, Ltd.                     1,500,000      2,384,646
Property development, investment and
management.
Sun Hung Kai Properties, Ltd.                184,000      2,052,334
Property development and investment,
hotel ownership.
Wharf Holdings, Ltd.                       1,085,000      3,136,803
Diversified company with interests in
property development and investments,
terminals and warehousing, public
transportation and communications.
-------------------------------------------------------------------
                                                       $ 17,629,681
-------------------------------------------------------------------
Retail - Apparel -- 0.5%
-------------------------------------------------------------------
Giordano International Ltd.                1,060,000   $    625,136
One of Asia's best managed retailing
operations.
-------------------------------------------------------------------
                                                       $    625,136
-------------------------------------------------------------------
Telecommunications - Cellular -- 7.6%
-------------------------------------------------------------------
China Mobile(1)                            1,700,000   $  9,306,530
The largest mobile operator in China.
-------------------------------------------------------------------
                                                       $  9,306,530
-------------------------------------------------------------------
Telecommunications - Services -- 1.0%
-------------------------------------------------------------------
China Unicom, Ltd.(1)                        768,000   $  1,181,554
China's second largest
telecommunications provider.
-------------------------------------------------------------------
                                                       $  1,181,554
-------------------------------------------------------------------
Television -- 2.0%
-------------------------------------------------------------------
Television Broadcasts, Ltd.                  400,000   $  2,405,159
Hong Kong's dominant Chinese-language TV
program provider.
-------------------------------------------------------------------
                                                       $  2,405,159
-------------------------------------------------------------------
Transportation -- 2.0%
-------------------------------------------------------------------
China Merchants Holdings                   2,937,000   $  2,391,050
Engaged in the Industrial and
Infrastructure business.
-------------------------------------------------------------------
                                                       $  2,391,050
-------------------------------------------------------------------
Total Hong Kong
   (identified cost $52,943,733)                       $ 85,524,798
-------------------------------------------------------------------

MALAYSIA -- 1.1%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Commercial Banks -- 1.1%
-------------------------------------------------------------------
RHB Capital Berhad                         2,010,000   $  1,322,368
Third largest bank in Malaysia with a
retail focus.
-------------------------------------------------------------------
                                                       $  1,322,368
-------------------------------------------------------------------
Total Malaysia
   (identified cost $2,023,486)                        $  1,322,368
-------------------------------------------------------------------

REPUBLIC OF KOREA -- 4.6%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Electric Products - Miscellaneous -- 2.6%
-------------------------------------------------------------------
Samsung Electronics                           21,085   $  3,144,380
World's largest DRAM company and a
leading mobile handset manufacturer.
-------------------------------------------------------------------
                                                       $  3,144,380
-------------------------------------------------------------------
Financial -- 0.6%
-------------------------------------------------------------------
Samsung Securities Co., Ltd.                  28,000   $    794,928
Korea's leading securities brokerage
company.
-------------------------------------------------------------------
                                                       $    794,928
-------------------------------------------------------------------
Telecommunication Services -- 1.4%
-------------------------------------------------------------------
Korea Telecom Corp. ADR                       56,800   $  1,704,000
Monopolistic telecom service provider
for South Korea
-------------------------------------------------------------------
                                                       $  1,704,000
-------------------------------------------------------------------
Total Republic of Korea
   (identified cost $4,062,418)                        $  5,643,308
-------------------------------------------------------------------

TAIWAN -- 17.6%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Chemicals -- 1.1%
-------------------------------------------------------------------
Nan Ya Plastic                             1,063,443   $  1,334,646
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
-------------------------------------------------------------------
                                                       $  1,334,646
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Commercial Banks -- 1.3%
-------------------------------------------------------------------
Taishin International Bank(1)              2,844,000   $  1,573,651
One of Taiwan's more profitable private
banks.
-------------------------------------------------------------------
                                                       $  1,573,651
-------------------------------------------------------------------
Computers -- 1.3%
-------------------------------------------------------------------
Compal Electronics                         1,000,262   $  1,576,920
Production of color monitors, portable
computers, terminals and others.
-------------------------------------------------------------------
                                                       $  1,576,920
-------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.6%
-------------------------------------------------------------------
Asustek Computer, Inc.                       170,098   $    754,530
A large motherboard producer in Taiwan
supplying to Intel.
Wintek Corp.(1)                              660,000      1,152,705
A competitive Taiwan based LCD
manufacturer.
-------------------------------------------------------------------
                                                       $  1,907,235
-------------------------------------------------------------------
Electronic Connectors -- 3.6%
-------------------------------------------------------------------
Hon Hai Precision Industry                   714,000   $  4,436,291
Taiwan's largest connector manufacturer
and one of the largest global PC case
manufacturers.
-------------------------------------------------------------------
                                                       $  4,436,291
-------------------------------------------------------------------
Power Converters / Power Supply
Equipment -- 4.0%
-------------------------------------------------------------------
Delta Electronics                          1,388,000   $  4,955,610
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical magnetic
components.
-------------------------------------------------------------------
                                                       $  4,955,610
-------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 4.7%
-------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                       865,920   $  2,409,051
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
United Microelectronics Corp., Ltd.(1)     2,021,600      3,312,049
Is a leader in advanced process
technology in the semiconductor
industry.
-------------------------------------------------------------------
                                                       $  5,721,100
-------------------------------------------------------------------
Total Taiwan
   (identified cost $17,803,248)                       $ 21,505,453
-------------------------------------------------------------------

THAILAND -- 1.9%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Commercial Banks -- 1.1%
-------------------------------------------------------------------
Siam Commercial Bank(1)                    2,000,000   $  1,404,038
One of the largest banks in Thailand.
-------------------------------------------------------------------
                                                       $  1,404,038
-------------------------------------------------------------------
Utilities -- 0.8%
-------------------------------------------------------------------
Electricity Generating (Foreign)           1,100,000   $    995,591
Involved in privatizing electricity in
Thailand.
-------------------------------------------------------------------
                                                       $    995,591
-------------------------------------------------------------------
Total Thailand
   (identified cost $3,740,189)                        $  2,399,629
-------------------------------------------------------------------
Total Common Stocks
   (identified cost $80,573,074)                       $116,395,556
-------------------------------------------------------------------
Total Investments -- 94.9%
   (identified cost $80,573,074)                       $116,395,556
-------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.1%                 $  6,221,611
-------------------------------------------------------------------
Net Assets -- 100.0%                                   $122,617,167
-------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                         PERCENTAGE OF
  COMPANY                      INDUSTRY SECTOR                           NET ASSETS     VALUE
  -------------------------------------------------------------------------------------------------
  HSBC Holdings PLC            Financial                                       12.1%    $14,817,305
  Hutchison Whampoa            Diversified Trading                             11.2      13,756,587
  Cheung Kong Holdings, Ltd.   Real Estate Operating/ Development               8.2      10,055,898
  China Mobile                 Telecommunications - Cellular                    7.6       9,306,530
  Li & Fung Ltd.               Distribution/Wholesale                           6.8       8,374,466
  Delta Electronics            Power Converters/Power Supply Equipment          4.0       4,955,610
  Hon Hai Precision Industry   Electronic Connectors                            3.6       4,436,291
  United Microelectronics      Semiconductor Components/Integrated
  Corp., Ltd.                  Circuits                                         2.7       3,312,049
  Samsung Electronics          Electric Products - Miscellaneous                2.6       3,144,380
  Wharf Holdings, Ltd.         Real Estate Operating/ Development               2.6       3,136,803

INDUSTRY CONCENTRATION -- BELOW ARE THE
TOP TEN INDUSTRIES REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE OF
COMPANY                                   NET ASSETS     VALUE
--------------------------------------------------------------------
Financial                                       14.5%    $17,831,261
Real Estate Operating/Development               14.4      17,629,681
Diversified Trading                             11.2      13,756,587
Telecommunications - Cellular                    7.6       9,306,530
Distribution/Wholesale                           6.8       8,374,466
Semiconductor Components/Integrated
Circuits                                         4.7       5,721,100
Power Converters/Power Supply Equipment          4.0       4,955,610
Electronic Connectors                            3.6       4,436,291
Commercial Banks                                 3.5       4,300,057
Electronic Components - Miscellaneous            3.4       4,152,495

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $80,573,074)                           $116,395,556
Cash                                         4,122,706
Foreign currency, at value (identified
   cost, $2,115,043)                         2,115,242
Interest and dividends receivable               11,752
Tax reclaim receivable                           1,294
Prepaid expenses                                 1,341
------------------------------------------------------
TOTAL ASSETS                              $122,647,891
------------------------------------------------------

Liabilities
------------------------------------------------------
Accrued expenses                          $     30,724
------------------------------------------------------
TOTAL LIABILITIES                         $     30,724
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $122,617,167
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 86,794,477
Net unrealized appreciation (computed on
   the basis of identified cost)            35,822,690
------------------------------------------------------
TOTAL                                     $122,617,167
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Dividends                                 $    505,058
Interest                                        23,541
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    528,599
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $    511,480
Administration fee                             169,055
Trustees' fees and expenses                      7,090
Legal and accounting services                   35,190
Custodian fee                                  136,466
Miscellaneous                                    2,709
------------------------------------------------------
TOTAL EXPENSES                            $    861,990
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    132,374
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    132,374
------------------------------------------------------

NET EXPENSES                              $    729,616
------------------------------------------------------

NET INVESTMENT LOSS                       $   (201,017)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  4,930,451
   Foreign currency transactions              (306,407)
------------------------------------------------------
NET REALIZED GAIN                         $  4,624,044
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(32,259,018)
   Foreign currency                               (375)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(32,259,393)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(27,635,349)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(27,836,366)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (201,017) $       942,686
   Net realized gain                              4,624,044        9,602,457
   Net change in unrealized
      appreciation (depreciation)               (32,259,393)      32,170,370
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (27,836,366) $    42,715,513
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      29,755,348  $    59,859,330
   Withdrawals                                  (48,482,865)    (101,495,501)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (18,727,517) $   (41,636,171)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (46,563,883) $     1,079,342
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     169,181,050  $   168,101,708
----------------------------------------------------------------------------
AT END OF PERIOD                          $     122,617,167  $   169,181,050
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------------
                                  (UNAUDITED)            2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.28%(1)         1.25%        1.23%        1.19%        1.19%        1.19%
   Expenses after custodian
      fee reduction                       1.08%(1)         1.06%        1.05%        1.07%        1.16%        1.12%
   Net investment income
      (loss)                             (0.30)%(1)        0.51%        1.08%        1.19%        0.72%        0.94%
Portfolio Turnover                          10%              34%          57%          42%          48%          42%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $122,617         $169,181     $168,102     $140,649     $537,782     $510,298
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $12,660,363 and $27,012,757, respectively, for the six months ended February 28, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 80,573,074
    ------------------------------------------------------
    Gross unrealized appreciation             $ 47,235,157
    Gross unrealized depreciation              (11,412,675)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 35,822,482
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2001.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2001.

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Adaline Mang-Yee Ko
Portfolio Manager

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation